Short-Term Borrowings	12 Months Ended
Dec. 31, 2025
Short-Term Debt [Abstract]
SHORT-TERM BORROWINGS

NOTE 12 – SHORT-TERM BORROWINGS

Short-term borrowings from financial institutions consisted of the following on December 31, 2025:

Bank Name	Amount – RMB		Amount – USD	Issuance Date	Expiration Date	Interest
Bank of Wenzhou		11,500,000	1,644,478	2025.10.30	2026.10.28	4.25%
Bank of China		10,000,000	1,429,981	2025.01.17	2026.01.16	2.70%
Huaxia Bank		10,000,000	1,429,981	2025.09.29	2026.09.20	2.85%
Huaxia Bank		20,000,000	2,859,962	2025.09.29	2026.09.20	2.65%
Industrial and Commercial Bank of China		6,500,000	929,488	2025.03.20	2026.03.20	2.80%
Total	RMB	58,000,000	$8,293,890

Short-term borrowings from financial institutions consisted of the following on December 31, 2024:

Bank Name	Amount – RMB		Amount – USD	Issuance Date	Expiration Date	Interest
Minsheng Bank		1,000,000	136,999	2024.06.27	2025.01.03	3.50%
Bank of Ningbo		5,000,000	684,997	2024.06.13	2025.06.13	2.80%
Bank of Ningbo		1,706,808	233,832	2024.10.30	2025.04.28	2.75%
Total	RMB	7,706,808	$1,055,828

The Company’s short-term bank borrowings are guaranteed by the Company’s major shareholders, their immediate family members, and related companies. For the years ended December 31, 2025, 2024, and 2023, interest expenses on short-term borrowings from financial institutions amounted to $116,349, $47,176, and $165,247, respectively.